Supplement to New York Spinnaker Prospectus
                 Supplement dated January 26, 2007
         to Prospectus dated June 16, 1997 as supplemented



                 Our  Home Office is located at:
                  First Symetra National Life
                 Insurance Company of New York
                     330 Madison Avenue
                         9th Floor
                     New York, NY 10017

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Please use the following contact information when inquiring about your Contract.

          For general correspondence, 				For overnight mail, please use:
please contact us at our Annuity Service Office: 		  First Symetra National Life
          First Symetra National Life 				 Insurance Company of New York
         Insurance Company of New York				 777 108th Ave. NE, Suite 1200
               PO Box 34690					      Bellevue, WA 98004
            Seattle, WA 98124
        1-800-SYMETRA  (1-800-796-3872)

        On the internet, please go to:
          http://www.symetra.com




          The disclosure set forth below is added to the information under the heading
                "THE SEPARATE ACCOUNT" found on page 15 of  the prospectus.

We reserve the right to combine the Separate Account with one or more of our other separate accounts or to deregister the Separate Account under the 1940 Act if such registration is no longer required.

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